Material Agreements (Details)		1 Months Ended					3 Months Ended		12 Months Ended
	Jun. 10, 2019 USD ($) shares	Sep. 18, 2020 shares	Jul. 30, 2020 USD ($)	May 31, 2020 USD ($) shares	Apr. 30, 2020	May 31, 2019 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares
Other Commitments [Line Items]
Shares issued for services, value							$ 2,763,000	$ 1,283,300	$ 2,020,914
CEO [Member]
Other Commitments [Line Items]
Annual compensation							500,000		500,000
Non-compete agreement and severance benefits							90,000		90,000
CFO [Member]
Other Commitments [Line Items]
Annual compensation							250,000		250,000
Non-compete agreement and severance benefits							$ 72,000		72,000
Manufacturer and Distributorship Agreement [Member]
Other Commitments [Line Items]
Minimum purchase commitment									2,000,000
Consulting Agreement [Member]
Other Commitments [Line Items]
Receivables from consulting service									15,000
Consulting service fees and expense									$ 15,000	$ 261,000
Monthly payment terms of common stock at renewal						$ 15,000
Monthly payment terms of shares of common stock at renewal | shares						450,000
Shares issued for services | shares									1,097,857
Percentage of equity interest in Galaxy					4.90%
Consulting Agreement [Member] | Stock Plan [Member]
Other Commitments [Line Items]
Shares issued | shares										450,000
Consulting Agreement [Member] | Stock Plan 2020 [Member]
Other Commitments [Line Items]
Shares issued for services | shares		97,250,000
Consulting Agreement May 2018 [Member]
Other Commitments [Line Items]
Consulting service fees and expense									$ 16,500	$ 222,500
Consulting Agreement May 2018 [Member] | Advisor [Member]
Other Commitments [Line Items]
Consulting service fees and expense									$ 4,000
Shares issued for services | shares									10,000
Shares issued for services, value									$ 15,000
Agency Agreement [Member]
Other Commitments [Line Items]
Consulting service fees and expense									$ 11,600	$ 98,400
Shares issued | shares									212,990	46,618
Agency Agreement [Member] | Minimum [Member]
Other Commitments [Line Items]
Percentage of finder's fee									4.00%
Agency Agreement [Member] | Maximum [Member]
Other Commitments [Line Items]
Percentage of finder's fee									8.00%
Master Service Agreement [Member]
Other Commitments [Line Items]
Consulting service fees and expense										$ 300,000
Common stock | shares										300,000
Consulting Agreement May 2019 [Member] | Advisor [Member]
Other Commitments [Line Items]
Consulting service fees and expense									$ 24,000	$ 4,040
Shares issued for services | shares									52,508
Monthly payment of consulting services									$ 8,000
Financial Advisory Engagement [Member] | Financial advisor [Member]
Other Commitments [Line Items]
Shares issued | shares									0	250,000
Business Development and Marketing Agreement [Member]
Other Commitments [Line Items]
Consulting service fees and expense	$ 20,000								$ 347,300	$ 35,000
Shares issued | shares	15,000
Business Development and Marketing Agreement [Member] | Consultant [Member]
Other Commitments [Line Items]
Shares issued for services | shares									5,510,000	60,000
Consulting Agreement October 1, 2019 [Member] | Advisor [Member]
Other Commitments [Line Items]
Shares issued | shares									50,000
Consulting Agreement October 1, 2019 [Member] | Consultant [Member]
Other Commitments [Line Items]
Consulting service fees and expense									$ 49,800	$ 0
Shares issued | shares									200,000
Shares issued for services | shares									150,000
Consulting Agreement May 2020 [Member] | Investor [Member]
Other Commitments [Line Items]
Minimum purchase commitment									$ 2,000,000
Shares issued | shares									2,500,000
Supply Agreement [Member]
Other Commitments [Line Items]
Number of units ordered under supply agreement							4,000
Supply agreement amount							$ 3,488,000
Tooling costs							$ 25
Number of units supplied under supply agreement							92
Accounts Receivable Factoring Agreement [Member]
Other Commitments [Line Items]
Percentage of factoring fees			2.50%
Percentage of factoring fees increases			3.50%
Credit line			$ 1,000,000
Factored receivables			$ 300,000				$ 191,223
Put Purchase Agreement [Member]
Other Commitments [Line Items]
Shares issued | shares				2,500,000
Value of shares purchased				$ 2,000,000